Annual Total Returns[BarChart] - PIMCO Mortgage-Backed Securities Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.45%	5.04%	(1.41%)	6.25%	1.85%	2.58%	4.38%	1.31%	6.40%	5.29%